Securities - Summary of Portfolio of Securities Available for Sale (Details) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 6,243,021	$ 5,743,929	[1]	$ 5,841,796	[2]
Gross Unrealized Gain		101,046	130,677	[1]	77,498	[2]
Gross Unrealized Loss		150,361	29,697	[1]	33,407	[2]
Fair Value		6,193,706	5,844,909	[1]	5,885,887	[2]
Asset-backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[3]		530,226		384,108
Gross Unrealized Gain	[3]		2,576
Gross Unrealized Loss	[3]		5,703		10,854
Fair Value	[3]		527,099		373,254
Mutual Funds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		15,814	15,814
Gross Unrealized Gain		116	269
Gross Unrealized Loss		129
Fair Value		15,801	16,083
Mutual Funds and Common Stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[4]				16,871
Gross Unrealized Gain	[4]				718
Gross Unrealized Loss	[4]				173
Fair Value	[4]				17,416
Mortgage-Related Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,191,601	2,942,332		3,313,757
Gross Unrealized Gain		69,310	99,001		47,282
Gross Unrealized Loss		65,323	3,008		7,304
Fair Value		3,195,588	3,038,325		3,353,735
Mortgage-Related Securities | GSE Certificates
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,183,746	1,155,436		1,530,317
Gross Unrealized Gain		40,473	54,310		26,069
Gross Unrealized Loss		14,901	136		3,763
Fair Value		1,209,318	1,209,610		1,552,623
Mortgage-Related Securities | GSE CMOs
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,007,855	1,786,896		1,783,440
Gross Unrealized Gain		28,837	44,691		21,213
Gross Unrealized Loss		50,422	2,872		3,541
Fair Value		1,986,270	1,828,715		1,801,112
Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,035,606	2,770,491		2,495,876
Gross Unrealized Gain		31,620	31,206		29,376
Gross Unrealized Loss		84,909	26,689		25,930
Fair Value		2,982,317	2,775,008		2,499,322
Debt Securities | U. S. Treasury Obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		64,993	64,984		41,820
Gross Unrealized Gain		5	1		19
Gross Unrealized Loss					0
Fair Value		64,998	64,985		41,839
Debt Securities | GSE Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,433,280	1,158,253		1,093,845
Gross Unrealized Gain		2,693	3,998		5,707
Gross Unrealized Loss		67,632	3,949		5,312
Fair Value		1,368,341	1,158,302		1,094,240
Debt Securities | Asset-backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		520,111	530,226
Gross Unrealized Gain		4,030	2,576
Gross Unrealized Loss		3,368	5,703
Fair Value		520,773	527,099
Debt Securities | Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		25,715	25,776		26,808
Gross Unrealized Gain		482	625		559
Gross Unrealized Loss		186	90		475
Fair Value		26,011	26,311		26,892
Debt Securities | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		870,886	870,745		854,195
Gross Unrealized Gain		16,594	17,928		15,970
Gross Unrealized Loss		5,410	6,447		2,983
Fair Value		882,070	882,226		867,182
Debt Securities | Foreign Notes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		25,000	25,000
Gross Unrealized Gain		993	538
Fair Value		25,993	25,538
Debt Securities | Capital Trust Notes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		95,621	95,507		95,100
Gross Unrealized Gain		6,823	5,540		7,121
Gross Unrealized Loss		8,313	10,500		6,306
Fair Value		94,131	90,547		95,915
Mortgage Backed Securities And Other Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		6,227,207	5,712,823		5,809,633
Gross Unrealized Gain		100,930	130,207		76,658
Gross Unrealized Loss		150,232	29,697		33,234
Fair Value		6,177,905	5,813,333		5,853,057
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		15,814	31,106		32,163
Gross Unrealized Gain		116	470		840
Gross Unrealized Loss		129			173
Fair Value		$ 15,801	31,576		32,830
Equity Securities | Preferred Stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			15,292		15,292
Gross Unrealized Gain			201		122
Gross Unrealized Loss					0
Fair Value			$ 15,493		$ 15,414

[1]	Excludes accrued interest receivable of $14.9 million included in other assets in the Consolidated Statements of Condition.
[2]	Excludes accrued interest receivable of $24.4 million included in other assets in the Consolidated Statements of Condition.
[3]	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
[4]	Primarily consists of mutual funds that are CRA-qualified investments.